TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2025
Trade Payables
Schedule of trade payables

		Consolidated
	12/31/2025	12/31/2024
Trade payables	7,323,417	7,172,161
(-) Adjusted present value	(93,681)	(98,164)
	7,229,736	7,073,997

Classified:
Current	7,162,929	7,030,734
Non-current	66,807	43,263
	7,229,736	7,073,997

Schedule of trade payable forfeiting

		Consolidated
	12/31/2025	12/31/2024
In Brazil	2,231,266	2,159,399
Abroad	673,752	743,194
	2,905,018	2,902,593

Schedule of trade payable payment terms

		Consolidated
Trade payables	Forfaiting	NoForfaiting
Due between 1 and 180 days	2,128,326	5,275,445
Due between 181 to 360 days	776,692	1,887,484
Over 360 days		66,807
Total	2,905,018	7,229,736

Schedule of trade payable impact of variations

Consolidated
Exchange variation	2,751
Interest Appropriation	13,998
Total	16,749